Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant options to any of our directors, officers or employees. Annual RSU and PSU grants made under the LTI plan are made on the last day the stock market is open in the month of March, which is generally at least 2 weeks after we have filed our Annual Report on Form 10-K and prior year results in our earnings release.

Award Timing Predetermined	true
Award Timing, How MNPI Considered	Annual RSU and PSU grants made under the LTI plan are made on the last day the stock market is open in the month of March, which is generally at least 2 weeks after we have filed our Annual Report on Form 10-K and prior year results in our earnings release.